Common and Preferred Shares - Additional Information (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 06, 2020 Vote shares	Sep. 14, 2018 Vote	Sep. 10, 2018 $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 shares	Nov. 30, 2020	Dec. 31, 2018 shares	Sep. 19, 2018 shares
Common and Preferred Shares
Common share split					1
Common stock, shares outstanding					23,000,000	23,000,000
TOI Parent Inc.
Common and Preferred Shares
Number of shares authorized	420,000		30,000
Common shares, authorized	400,000		20,000		400,000	400,000	400,000
Preferred shares, authorized						20,000	20,000	20,000
Preferred shares, par value per share | $ / shares					$ 0.001	$ 0.001	$ 0.001
Preferred shares, issued					11,451	10,000	10,000
Common stock, shares subject to possible redemption					11,451	10,000	10,000
Common share split	10
Cumulative dividends (as a percent)					6.00%	6.00%	6.00%
Conversion ratio	0.10								0.1
Common stock, shares outstanding						100	0			0	1,000
TOI Parent Inc. | Series A Preferred Shares
Common and Preferred Shares
Preferred shares, authorized	20,000		10,000
Preferred shares, issued during the period			10,000	1,451
Preferred shares, par value per share | $ / shares			$ 0.001
Preferred shares, issued			10,000		11,451	10,000	10,000			10,000
Common stock, shares subject to possible redemption					11,451	10,000	10,000			10,000
Preferred shares, number of votes per share | Vote	10	1			1	10
Cumulative dividends (as a percent)	6.00%
Liability associated with accrued dividends | $				$ 20,000,000		$ 0
Dividends in arrears | $					$ 9,547,569	$ 6,883,835
Conversion ratio						0.1